INCOME TAXES - Recognized Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 69,061	$ 73,314
Deferred tax liabilities	(83,407)	(77,745)
Net	(14,346)	(4,431)	$ (16,931)
Deferred tax assets	24,579	29,677
Deferred tax liabilities	(38,925)	(34,108)
Tax credits, losses, carryforwards and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,842	10,465
Deferred tax liabilities	0	0
Net	8,842	10,465
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,142	15,882
Deferred tax liabilities	(57,501)	(52,956)
Net	(47,359)	(37,074)
Pension and other post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,210	4,231
Deferred tax liabilities	0	0
Net	3,210	4,231
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,558	11,929
Deferred tax liabilities	0	0
Net	13,558	11,929
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,146	8,945
Deferred tax liabilities	0	0
Net	10,146	8,945
Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,768	7,083
Deferred tax liabilities	(24,405)	(23,121)
Net	(16,637)	(16,038)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	679	1,152
Deferred tax liabilities	0	0
Net	679	1,152
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,150	1,530
Deferred tax liabilities	0	0
Net	2,150	1,530
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,475	9,616
Deferred tax liabilities	0	0
Net	10,475	9,616
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,091	2,481
Deferred tax liabilities	(1,501)	(1,668)
Net	$ 590	$ 813